Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 30, 2012
Quarterly Results (Unaudited) [Abstract]
Schedule of Quarterly Results (Unaudited)

	Quarter Ended April 1(a)	Quarter Ended July 1(a)	Quarter Ended September 30(a)	Quarter Ended December 30(a)
Year Ended December 30, 2012
Revenues	$117,211	$125,970	$119,980	$125,393
Operating income	936	11,644	6,881	10,332
Income (loss) before income taxes	(13,072)	(2,341)	(7,945)	(4,312)
Net income (loss)	(13,241)	(2,690)	(9,313)	(4,559)
Basic income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)
Diluted income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)

	Quarter Ended March 27(a)	Quarter Ended June 26(a)	Quarter Ended September 25(a)	Quarter Ended January 1(a)
Year Ended January 1, 2012
Revenues	$117,080	$131,842	$124,295	$141,453
Operating income (loss)	(2,625)	10,394	9,314	18,525
Income (loss) before income taxes	(17,121)	(4,454)	(4,865)	3,687
Net income (loss)	(17,968)	(4,876)	(4,978)	6,173
Basic income (loss) per share	$(0.31)	$(0.08)	$(0.09)	$0.11
Diluted income (loss) per share	$(0.31)	$(0.08)	$(0.09)	$0.11
(a)	Certain amounts differ from those previously reported on Forms 10-Q and 10-K due to the reclassification of discontinued operations as described in Note 19 to the consolidated Financial Statements.